Organization and Principal Activities - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Online K-12 Tutoring Services
Organization And Principal Activities [Line Items]
Percentage of total net revenue	0.00%	0.00%	0.00%	97.40%